140

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 68.6%
	EQUITY - 57.1%
65,122	Financial Select Sector SPDR ETF	$ 3,410,439
28,975	Industrial Select Sector SPDR Fund	4,492,864
59,801	iShares Europe ETF	3,941,484
67,282	iShares MSCI Eurozone ETF	4,182,922
15,523	iShares MSCI USA Momentum Factor ETF	3,946,257
34,325	iShares S&P 500 Growth ETF	4,283,417
		24,257,383
	MIXED ALLOCATION - 11.5%
307,217	Arrow Dow Jones Global Yield ETF(e)(f)	4,059,626
45,000	Arrow Valtoro ETF(a)(f)	831,056
		4,890,682

	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,933,163)	29,148,065

	SHORT-TERM INVESTMENT — 22.7%
	MONEY MARKET FUND - 22.7%
9,648,857	First American Government Obligations Fund, Class X, 4.03%(b)(d) (Cost $9,648,857)	9,648,857

	TOTAL INVESTMENTS - 91.3% (Cost $33,582,020)	$ 38,796,922
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.7%	3,693,585
	NET ASSETS - 100.0%	$ 42,490,507

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation
18	COMEX Gold 100 Troy Ounces Future(d)	12/30/2025	$ 7,193,700	$ 1,235,684
23	COMEX Silver Future(d)	12/30/2025	5,538,400	1,526,075
	TOTAL FUTURES CONTRACTS			$ 2,761,759

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2025.
(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(d)	All or a portion of this investment is a holding of the ADWAT Fund.
(e)	Affiliated Company - The Arrow DWA Tactical: Macro Fund holds in excess of 5% of the outstanding voting securities of the exchange traded fund.
(f)	Affiliated Exchange-Traded Fund.